Other liabilities (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Other Liabilities [Line Items]
Short term liabilities for facility leases	$ 208
Long term liabilities for facility leases	825
Short-term liability related to retention provision for key employees	565
Aquisition of Fluorinov [Member]
Disclosure Of Other Liabilities [Line Items]
Contingent consideration		$ 95